Acquired Intangible Assets and Goodwill - Estimated amortization expense (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Estimated amortization expense
Remainder of 2026	$ 152	$ 203
2027	203	203
2028	194	194
2029	165	165
2030	165	165
Thereafter	659	659
Acquired patents, Net	$ 1,538	$ 1,589	$ 1,792